LEASE - Schedule of Future Minimum Lease Payments of Operating Lease Liabilities (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Lessee Disclosure [Abstract]
2026	$ 40,351
2027	44,559
2028	44,505
2029	43,580
2030	41,854
Thereafter	508,464
Total undiscounted lease payments	723,313
Less imputed interest	262,473
Total lease liabilities	$ 460,840